Loans (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011 years		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired nonaccrual commercial loans minimum		$ 1,000,000
Troubled debt restructurings loans		284,200,000		282,800,000
Allowance for loan losses		384,351,000	[1],[2]	664,799,000	[1],[2]	896,914,000	[1],[2]	849,210,000
Average balance of impaired loans		551,303,000		593,500,000		532,200,000
Interest income recognized		6,531,000		4,000,000		1,000,000
Unpaid principal balance of loans sold	188,000,000
Unpaid principal balance after partial charge-offs and LOCOM of permanent mortgages sold	126,000,000
Net pre-tax losses in provision for loan losses	29,800,000
Net charge-offs associated with loans sold	40,200,000
All commercial loans		1,000,000
Certain commercial loans		500,000
Forbearance agreements time period		generally 3 to 6 months
Consumer TDR, reduction of interest rate by increment		25
Modified interest rate minimum consumer loan		1.00%
Modified interest rate time period, maximum for consumer loans		5
Maximum maturities in years for TDRS		40
Credit card workout program, granted rate reduction, percentage, minimum		0.00%
Credit card workout program, maximum, term extension (in years)		5
Permanent Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses		26,194,000	[1],[2]	65,009,000	[1],[2]	123,896,000	[1],[2]	53,585,000
C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of commercial loan portfolio		8.00%
Loans Held For Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings loans		98,000,000		56,000,000
Real Estate Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage		42.00%
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged to secure potential borrowings from Federal Home Loan Bank		4,900,000,000
Consumer Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage		32.00%
Allowance for loan losses		165,077,000	[1],[2]	192,350,000	[1],[2]	215,088,000	[1],[2]	181,818,000
Maximum maturities in years for TDRS		20
Bank-Related And TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage contributed in total loan		4.00%
Bank-related and trust preferred loans total		600,000,000
Modified Loans Classified As A TDR [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses		52,700,000
Allowance For TDRs To Recorded Investment Of TDRs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ratio of the allowance for loan losses to loans		19.00%
Nonperforming Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net pre-tax losses in provision for loan losses	6,000,000
Net charge-offs associated with loans sold	7,300,000
Unpaid principal balance commercial loans sold	32,000,000
Unpaid principal balance after partial charge offs commercial loans sold	$ 23,000,000
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment reductions, time period		1
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment reductions, time period		6

[1]	Balances as of December 31, 2011 and 2010 include $25.7 million and $42.1 million of reserves, respectively, and $600.2 million and $701.8 million of balances in restricted consumer real estate loans, respectively.
[2]	Balances as of December 31, 2011 and 2010 include $6.1 million and $5.4 million of reserves, respectively, and $40.6 million and $55.7 million of balances in restricted permanent mortgage loans, respectively.